SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment charges associated with its long-lived assets and acquired intangibles (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Long-lived assets impairment	¥ 109,267	$ 17,146	¥ 81,619
Discount rate	13.00%	13.00%
Impairment of equipment	¥ 106,311	$ 16,683	35,793
Impairment of intangible assets	37,770		38,654
Impairment of other non-current assets	2,956	463	7,172
Other Asset Impairment Charges	¥ 2,956	$ 463	¥ 7,172